Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 04, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2014